Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 9,932	$ 891
Interest carryforwards	2,151	161
Amortizable transaction costs	1,410	0
Accrued expenses	1,361	86
Deferred rent	51	20
Equity-based compensation	50	0
Other assets	114	20
Total deferred tax assets	15,069	1,178
Valuation allowance	(13,439)	0
Net deferred tax assets	1,630	1,178
Deferred tax liabilities:
Depreciation and amortization	1,267	204
Prepaid expenses	611	137
Deferred revenue	0	43
Total deferred tax liabilities	1,878	384
Net deferred tax (liabilities) assets	$ (248)
Net deferred tax (liabilities) assets		$ 794